Investment Strategy - Defiance AI Magnificent 10 ETF	Aug. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index tracks the performance of 10 publicly-listed equity securities, operating across the most critical business vertical of the artificial intelligence (“AI”) value chain (“AI Magnificent 10 Companies”). The Index is owned, calculated, administered, and disseminated by BITA GmbH (“Index Provider”).

The Index

I.	Eligible Universe

The Index is rules-based. The Index tracks the performance of 10 publicly-listed equity securities operating across the most critical business verticals of the AI value chain. The equity securities included in the Index may include common stock, including from foreign companies, and depositary receipts. These business verticals are:

●	Compute/accelerators;
●	Custom ASICs;
●	Foundries;
●	Memory;
●	Networking;
●	Photonics; and
●	Emerging physical AI systems.

Construction of the Index begins with the eligible universe of securities. Please see the prospectus section titled “Additional Information About the Fund,” for the list of securities comprising the eligible universe, as of the date of this Prospectus. In addition, initial public offerings from companies with more than 50% exposure to any of the business verticals noted above are also eligible for inclusion.

II.	Constituent Selection

All securities in the eligible universe are then ranked by free float market capitalization in descending order. The top 10 securities are selected for possible inclusion in the Index. In the case of a tie at the same ranking position, the security with the highest 3-month average daily traded value is ranked higher.

If a company has more than one share class that qualifies on a stand-alone basis for the Index, only the highest ranked share class, as ranked by its 3-month average daily traded value, will be considered for composition.

III.	Weighting

Final constituents are equally weighted.

IV.	Rebalancing

The Index is reconstituted and rebalanced quarterly in January, April, July, and October at the close of business on the 2nd Friday of the rebalancing month after market close, with such rebalancing based on constituent data as of the close of business 10 business days prior to such month.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in (i) the component securities that make up the Index, and/or (ii) options and swap contracts that provide indirect exposure to the component securities that make up the Index. The Fund’s use of options and swaps will be largely driven by its intention to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which limits the Fund’s ability to invest in a small number of issuers. The use of options and swaps is intended to allow the Fund to maintain its RIC qualification during periods where there are a small number of Index constituents and the use of options and swaps may be extensive during such periods. The Fund’s portfolio will be reconstituted and rebalanced in accordance with the Index’s reconstitution and rebalancing schedule.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in AI Magnificent 10 Companies and/or financial instruments (such as options and swaps) that provide indirect exposure to AI Magnificent 10 Companies.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). The Fund will concentrate its investments (invest more than 25% of its assets) in the securities of a particular industry or group of related industries to the same extent as the Index. As of July 24, 2026, the Index is concentrated in the Semiconductors and Semiconductor Equipment group of industries.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

The Fund will invest in collateral, including U.S. government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralized the Fund’s investments in derivative instruments (i.e., options and swaps).

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in AI Magnificent 10 Companies and/or financial instruments (such as options and swaps) that provide indirect exposure to AI Magnificent 10 Companies.